CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE (LOSS) INCOME Statement - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net Income	$ 21.7	$ 41.4	$ 27.1	$ 154.6	$ 152.6
Other Comprehensive (Loss) Income, Net of Tax
Defined benefit plans			(0.4)	0.0	0.0
Unrealized currency translation adjustments	(6.8)	2.6	(14.0)	(22.6)	6.9
Cash flow hedges	0.3	2.4	3.6	(7.1)	6.6
Total Other Comprehensive (Loss) Income, Net of Tax	(6.5)	5.0	(10.8)	(29.7)	13.5
Comprehensive Income	$ 15.2	$ 46.4	$ 16.3	$ 124.9	$ 166.1